EARNINGS (LOSS) PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Basic EPS
Net Loss	$ (5,657,173)	$ (6,801,714)
Weighted Average Shares (in shares)	27,054,450	24,735,921
Basic Loss Per Share (in dollars per share)	$ (0.21)	$ (0.27)